Employee Benefits - Summary of Net Provident Fund Cost Recognized in Net Profit in Statement of Comprehensive Income (Details) - Provident Fund - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Service cost	$ 123	$ 113	$ 106
Net interest on the net defined benefit liability / (asset)	(1)		3
Net provident fund cost	$ 123	$ 113	$ 109